UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners

Capital and Income Fund

Managed by	CLEARBRIDGE ADVISORS

WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks total return (that is, a combination of income and long-term capital appreciation).

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Capital and Income Fund	I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

Turning to the bond market, both short- and long-term Treasury yields experienced periods of volatility during the six-month reporting period. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvii, returned a modest 1.13%.

II	Legg Mason Partners Capital and Income Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Capital and Income Fund, excluding sales charges, returned -6.30%. The Fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index, returned -11.91% and 1.13%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned -6.31% for the same period.

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Capital and Income Fund — Class A Shares	-6.30%
S&P 500 Index	-11.91%
Lehman Brothers U.S. Aggregate Index	1.13%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	-6.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned -6.56%, Class C shares returned -6.67% and Class I shares returned -6.18% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
Performance of Class R shares is not shown because this share class commenced operations on April 30, 2008.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class A, Class B, Class C, Class I and Class R shares were 1.07%, 1.64%, 1.82%, 0.77% and 1.42%, respectively.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees,

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 523 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Capital and Income Fund	III

Letter from the chairman continued

and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Stock and bond prices are subject to fluctuation. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is subject to certain risks of overseas investing not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

IV	Legg Mason Partners Capital and Income Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[4]
Class A	(6.30)%	$1,000.00	$937.00	1.12%	$5.39
Class B	(6.56)	1,000.00	934.40	1.70	8.18
Class C	(6.67)	1,000.00	933.30	1.84	8.84
Class I	(6.18)	1,000.00	938.20	0.78	3.76
Class R5	(2.27)	1,000.00	977.30	1.38	2.27

[1]	For the six months ended June 30, 2008, unless otherwise noted.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios include dividend expense related to securities sold short and not subject to a contractual expense limitation.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[5]	For the period April 30, 2008 (inception date) to June 30, 2008.

2	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[3]
Class A	5.00%	$1,000.00	$1,019.29	1.12%	$5.62
Class B	5.00	1,000.00	1,016.41	1.70	8.52
Class C	5.00	1,000.00	1,015.71	1.84	9.22
Class I	5.00	1,000.00	1,020.98	0.78	3.92
Class R4	5.00	1,000.00	1,006.03	1.38	2.31

[1]	For the six months ended June 30, 2008, unless otherwise noted.

[2]	The expense ratios include dividend expense related to securities sold short and not subject to a contractual expense limitation.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[4]	For the period April 30, 2008 (inception date) to June 30, 2008.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 65.4%
CONSUMER DISCRETIONARY — 8.9%
	Household Durables — 0.0%
2,330,496	Home Interiors & Gifts Inc.(a)(b)*	$3
	Media — 6.2%
1,611,210	Lamar Advertising Co., Class A Shares*	58,051,896
2,268,600	Liberty Media Corp. - Entertainment, Series A*	54,968,178
2,778,690	Time Warner Inc.	41,124,612
3,386,800	Warner Music Group Corp.	24,181,752
	Total Media	178,326,438
	Multiline Retail — 1.5%
914,700	Target Corp.	42,524,403
	Specialty Retail — 1.2%
1,446,900	Staples Inc.	34,363,875
	TOTAL CONSUMER DISCRETIONARY	255,214,719
CONSUMER STAPLES — 1.9%
	Food & Staples Retailing — 0.0%
28,868	FHC Delaware Inc.(a)(b)*	0
	Food Products — 0.0%
1,948	Aurora Foods Inc.(a)(b)*	0
	Tobacco — 1.9%
1,140,690	Philip Morris International Inc.*	56,338,679
	TOTAL CONSUMER STAPLES	56,338,679
ENERGY — 12.3%
	Energy Equipment & Services — 5.7%
1,544,135	Halliburton Co.(k)	81,947,244
528,800	National-Oilwell Varco Inc.*	46,915,136
227,700	Transocean Inc.*	34,699,203
	Total Energy Equipment & Services	163,561,583
	Oil, Gas & Consumable Fuels — 6.6%
2,373,277	Crosstex Energy Inc.(k)	82,257,781
260,450	Devon Energy Corp.	31,295,672
2,259,300	El Paso Corp.	49,117,182
418,200	Newfield Exploration Co.*	27,287,550
	Total Oil, Gas & Consumable Fuels	189,958,185
	TOTAL ENERGY	353,519,768
FINANCIALS — 7.1%
	Capital Markets — 4.8%
2,601,000	Charles Schwab Corp.	53,424,540
2,220,260	Invesco Ltd.	53,241,835

See Notes to Financial Statements.

4	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
SHARES	SECURITY	VALUE

	Capital Markets — 4.8% continued
1,562,339	Och-Ziff Capital Management Group	$29,700,064
	Total Capital Markets	136,366,439
	Consumer Finance — 1.1%
871,450	American Express Co.	32,827,522
	Diversified Financial Services — 1.2%
973,600	JPMorgan Chase & Co.	33,404,216
	TOTAL FINANCIALS	202,598,177
HEALTH CARE — 9.3%
	Health Care Equipment & Supplies — 2.7%
226,000	Beckman Coulter, Inc.	15,261,780
1,187,730	Medtronic Inc.	61,465,027
	Total Health Care Equipment & Supplies	76,726,807
	Health Care Providers & Services — 1.0%
1,071,715	UnitedHealth Group Inc.	28,132,519
	Health Care Technology — 1.8%
4,520,600	HLTH Corp.*	51,173,192
	Pharmaceuticals — 3.8%
676,300	Johnson & Johnson	43,513,142
1,386,300	Wyeth	66,486,948
	Total Pharmaceuticals	110,000,090
	TOTAL HEALTH CARE	266,032,608
INDUSTRIALS — 11.4%
	Building Products — 1.8%
3,543,000	Assa Abloy AB	51,311,603
	Commercial Services & Supplies — 2.4%
2,573,541	Covanta Holding Corp.*	68,687,809
	Electrical Equipment — 1.0%
1,001,100	ABB Ltd., ADR	28,351,152
	Industrial Conglomerates — 4.1%
2,980,490	General Electric Co.	79,549,278
609,100	McDermott International Inc.*	37,697,199
	Total Industrial Conglomerates	117,246,477
	Machinery — 2.1%
1,241,280	Dover Corp.	60,040,714
	TOTAL INDUSTRIALS	325,637,755
INFORMATION TECHNOLOGY — 8.4%
	Communications Equipment — 3.6%
1,753,540	Cisco Systems Inc.*	40,787,340
919,300	Nokia Oyj, ADR	22,522,850

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
SHARES	SECURITY	VALUE

	Communications Equipment — 3.6% continued
70,139	Nortel Networks Corp.*	$576,543
888,890	QUALCOMM Inc.	39,440,049
	Total Communications Equipment	103,326,782
	Computers & Peripherals — 1.5%
2,028	Axiohm Transaction Solutions Inc.(a)(b)*	0
2,981,450	EMC Corp.*	43,797,501
	Total Computers & Peripherals	43,797,501
	Internet Software & Services — 1.5%
1,128,440	VeriSign Inc.*	42,655,032
	Software — 1.8%
2,406,300	Oracle Corp.*	50,532,300
	TOTAL INFORMATION TECHNOLOGY	240,311,615
TELECOMMUNICATION SERVICES — 2.0%
	Wireless Telecommunication Services — 2.0%
541,200	America Movil SAB de CV, Series L Shares, ADR	28,548,300
674,200	American Tower Corp., Class A Shares*	28,484,950
	TOTAL TELECOMMUNICATION SERVICES	57,033,250
UTILITIES — 4.1%
	Electric Utilities — 0.7%
421,860	Allegheny Energy Inc.	21,139,405
	Gas Utilities — 1.6%
763,770	National Fuel Gas Co.	45,429,039
	Independent Power Producers & Energy Traders — 1.8%
1,197,760	NRG Energy Inc.*	51,383,904
	TOTAL UTILITIES	117,952,348
	TOTAL COMMON STOCKS (Cost — $1,921,884,457)	1,874,638,919
PREFERRED STOCKS — 1.8%
FINANCIALS — 1.8%
	Diversified Financial Services — 0.0%
	TCR Holdings Corp:
321	Class B Shares(a)(b)*	0
177	Class C Shares(a)(b)*	0
466	Class D Shares(a)(b)*	1
964	Class E Shares(a)(b)*	1
	Total Diversified Financial Services	2
	Insurance — 1.7%
804,600	American International Group Inc.	47,704,734
	Thrifts & Mortgage Finance — 0.1%
74,600	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	1,812,780
2,800	Federal National Mortgage Association (FNMA), 7.000%(c)	132,104

See Notes to Financial Statements.

6	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
SHARES	SECURITY	VALUE

	Thrifts & Mortgage Finance — 0.1% continued
54,025	Federal National Mortgage Association (FNMA), 8.250%	$1,239,874
	Total Thrifts & Mortgage Finance	3,184,758
	TOTAL PREFERRED STOCKS (Cost — $65,157,433)	50,889,494
FACE AMOUNT
ASSET-BACKED SECURITIES — 0.5%
	Automobiles — 0.0%
$750,000	ARG Funding Corp., 4.290% due 4/20/11(d)	697,621
	Diversified Financial Services — 0.0%
2,750,745	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(a)(b)(e)	0
	Home Equity — 0.5%
180,409	ACE Securities Corp., 2.653% due 1/25/36(c)	49,486
	Bear Stearns Asset-Backed Securities Trust:
185,519	2.833% due 9/25/34(c)	181,253
503,626	2.763% due 12/25/36(c)	478,747
349,152	Centex Home Equity Loan Trust, 3.735% due 2/25/32	325,052
111,580	Cityscape Home Equity Loan Trust, 4.088% due 7/25/28(c)	55,234
143,680	Countrywide Asset-Backed Certificates, 3.733% due 6/25/34(c)	81,419
	Countrywide Home Equity Loan Trust:
438,905	2.761% due 12/15/33(c)	305,657
606,268	2.791% due 3/15/34(c)	395,532
757,213	2.691% due 11/15/35(c)	576,019
853,057	2.701% due 2/15/36(c)	626,934
2,070,000	Credit-Based Asset Servicing & Securitization LLC, 5.704% due 12/25/36	1,765,419
420,834	CS First Boston Mortgage Securities Corp., 4.033% due 2/25/31(c)	370,601
73,417	Finance America Net Interest Margin Trust, 5.250% due 6/27/34(b)(d)(e)	37
183,489	First Horizon ABS Trust, 2.643% due 10/25/34(c)	102,451
168,514	Fremont Home Loan Trust, 4.133% due 2/25/34(c)	85,876
168,124	Green Tree Financial Corp., 7.070% due 1/15/29	166,774
	GSAA Home Equity Trust:
2,460,000	2.783% due 3/25/37(c)	1,232,607
4,800,000	2.783% due 5/25/47(c)	2,479,378
67,884	GSAMP Trust, 2.583% due 1/25/36(c)	37,944
141,525	Indymac Home Equity Loan Asset-Backed Trust, 2.653% due 4/25/36(c)	46,765

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Home Equity — 0.5% continued
	Option One Mortgage Loan Trust:
$134,284	3.323% due 2/25/33(c)	$116,662
288,475	4.133% due 7/25/33(c)	168,808
750,000	3.533% due 5/25/34(c)	604,264
141,253	RAAC, 2.753% due 5/25/36(c)(d)	124,106
350,041	Renaissance Home Equity Loan Trust, 4.383% due 3/25/34(c)	270,678
149,792	SACO I Trust, 2.653% due 3/25/36(c)	63,936
	Sail Net Interest Margin Notes:
141,210	7.750% due 4/27/33(b)(d)(e)	15
35,690	5.500% due 3/27/34(b)(d)(e)	4
218,785	Saxon Asset Securities Trust, 8.640% due 12/25/32	153,150
1,533,631	Structured Asset Securities Corp., 2.733% due 11/25/37(c)	1,436,102
268,188	WMC Mortgage Loan Pass-Through Certificates, 4.721% due 10/15/29(c)	206,144
	Total Home Equity	12,507,054
	Student Loan — 0.0%
990,000	Nelnet Student Loan Trust, 4.100% due 4/25/24(a)(c)	992,574
	TOTAL ASSET-BACKED SECURITIES (Cost — $20,170,287)	14,197,249
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
380,000	American Home Mortgage Investment Trust, 3.283% due 11/25/45(c)	141,210
1,800,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45(c)	1,719,164
1,584,990	Banc of America Funding Corp., 4.972% due 6/20/35(c)	1,225,293
152,017	Banc of America Mortgage Securities, 4.805% due 9/25/35(c)	148,444
790,394	Bayview Commercial Asset Trust, 2.753% due 4/25/36(c)(d)	652,075
2,088,545	Bear Stearns ARM Trust, 5.777% due 2/25/36(c)	1,983,378
1,583,182	Bear Stearns Structured Products Inc., 3.083% due 9/27/37(a)(c)(d)	1,505,115
1,108,743	Citigroup Mortgage Loan Trust Inc., 4.900% due 12/25/35(c)	1,056,363
	Countrywide Alternative Loan Trust:
192,042	2.813% due 11/20/35(c)	140,861
1,209,748	2.753% due 1/25/36(c)	944,974
158,732	2.683% due 5/25/36(c)	111,627
188,277	2.693% due 7/25/46(c)	129,936
	Countrywide Home Loan, Mortgage Pass-Through Trust:
103,406	2.813% due 2/25/35(c)	84,513
143,111	2.783% due 5/25/35(c)	111,314
1,800,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39(c)	1,736,814

See Notes to Financial Statements.

8	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1% continued
$138,996	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.952% due 8/25/35(c)	$126,066
	Downey Savings & Loan Association Mortgage Loan Trust:
482,960	2.903% due 9/19/44(c)	384,566
137,372	2.693% due 3/19/45(c)	106,777
152,230	4.448% due 4/19/46(c)	108,892
152,230	4.448% due 4/19/47(a)(c)	105,047
	Federal Home Loan Mortgage Corp. (FHLMC):
65,271	6.000% due 3/15/34(c)	54,773
530,580	PAC, 6.000% due 4/15/34(c)	499,462
2,571,081	GSMPS Mortgage Loan Trust, 2.833% due 3/25/35(c)(d)	2,357,615
138,582	GSR Mortgage Loan Trust, 5.406% due 10/25/35(c)	134,870
	Harborview Mortgage Loan Trust:
131,171	2.883% due 11/19/34(c)	112,500
151,340	2.833% due 1/19/35(c)	131,334
80,404	Indymac Index Mortgage Loan Trust, 6.279% due 3/25/35(a)(c)	61,911
250,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43(c)	244,356
5,098,223	Lehman XS Trust, 2.703% due 4/25/46(c)	3,676,918
84,007	Luminent Mortgage Trust, 2.723% due 4/25/36(c)	58,092
630,000	Merrill Lynch Mortgage Trust, 5.842% due 5/12/39(c)	614,140
	MLCC Mortgage Investors Inc.:
315,207	3.403% due 4/25/29(c)	269,619
384,262	3.363% due 5/25/29(c)	367,485
	Structured Adjustable Rate Mortgage Loan Trust:
246,471	4.920% due 3/25/34(c)	244,184
61,260	5.219% due 6/25/34(c)	59,130
1,355,972	5.369% due 5/25/35(c)	1,280,899
112,258	Structured Asset Mortgage Investments Inc., 2.693% due 5/25/46(c)	80,634
	Structured Asset Securities Corp.:
1,218,245	5.500% due 3/25/19	1,200,159
465,769	3.583% due 2/25/28(c)	421,601
220,842	3.483% due 3/25/28(c)	191,667
	Thornburg Mortgage Securities Trust:
2,396,862	6.216% due 9/25/37(c)	2,278,795
2,594,988	6.216% due 9/25/37(c)	2,481,851

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1% continued
	Washington Mutual Inc.:
$103,165	5.933% due 9/25/36(a)(c)	$88,820
710,601	2.843% due 10/25/45(a)(c)	568,055
220,444	2.753% due 12/25/45(c)	170,682
121,170	2.773% due 12/25/45(c)	106,213
	Washington Mutual Mortgage Pass-Through Certificates:
663,288	2.803% due 1/25/45(c)	545,453
773,836	2.823% due 1/25/45(c)	628,719
133,049	Washington Mutual Pass-Through Certificates, 2.763% due 11/25/45(c)	100,819
123,636	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36(c)	121,767
118,355	Zuni Mortgage Loan Trust, 2.613% due 8/25/36(c)	112,986
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $35,129,626)	31,787,938
COLLATERALIZED SENIOR LOANS — 1.8%
	Aerospace & Defense — 0.0%
716,857	Dubai Aerospace Enterprise, Term Loan, 6.650% due 7/31/14(c)	694,455
	Airlines — 0.1%
993,734	Delta Airlines Inc., Term Loan, 8.610% due 4/30/14	662,076
1,431,602	United Airlines Inc., Term Loan B, 4.938% due 1/12/14(c)	1,076,088
	Total Airlines	1,738,164
	Auto Components — 0.1%
1,990,000	Allison Transmission, Term Loan B, 5.470% due 8/7/14(c)	1,781,050
1,000,000	Visteon Corp., Term Loan, Tranch B, 7.194% due 6/20/13(c)	810,938
	Total Auto Components	2,591,988
	Capital Markets — 0.0%
635,000	Nuveen Investments Inc., Term Loan B, 5.381% due 11/1/14(c)	594,995
	Chemicals — 0.0%
2,049	Georgia Gulf Corp., Term Loan B, 5.771% due 9/1/13	1,979
	Commercial Services & Supplies — 0.1%
994,952	Nielson Finance, Term Loan B, 7.360% due 8/15/13	929,570
994,987	US Investigations Services Inc., Term Loan B, 8.238% due 2/21/15	923,680
	Total Commercial Services & Supplies	1,853,250
	Containers & Packaging — 0.0%
1,000,000	Graphic Packaging International, Term Loan C, 5.450% due 5/16/14	966,667
	Diversified Consumer Services — 0.0%
995,000	Thomson Learning Hold, Term Loan B, 5.000% due 7/5/14(c)	906,196

See Notes to Financial Statements.

10	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Diversified Financial Services — 0.1%
$992,500	Chrysler Financial, Term Loan B, 9.360% due 8/3/12	$822,038
940,664	Iconix, Term Loan B, 5.140% due 5/1/14(c)	891,279
994,962	Sally Holdings LLC, Term Loan B, 4.990% due 11/15/13(c)	960,294
	Total Diversified Financial Services	2,673,611
	Diversified Telecommunication Services — 0.1%
1,989,848	Cablevision Systems Corp., Term Loan B, 6.897% due 3/30/13	1,894,920
675,000	Insight Midwest, Term Loan B, 4.690% due 4/10/14(c)	650,533
	Total Diversified Telecommunication Services	2,545,453
	Electric Utilities — 0.1%
1,241,250	TXU Corp., Term Loan B, 8.396% due 10/10/14	1,151,518
	Electrical Equipment — 0.0%
994,937	Sensata Technologies, Term Loan, 6.760% due 4/27/13	924,462
	Health Care Providers & Services — 0.1%
	Community Health Systems Inc.:
61,872	Term Loan, 5.335% due 7/2/14	58,406
909,369	Term Loan B, 7.756% due 7/2/14	858,435
992,462	HCA Inc., Term Loan B, 7.448% due 11/1/13	933,489
974,254	Health Management Association, Term Loan B, 6.948% due 1/16/14	908,005
990,357	Manor Care Inc., Term Loan B, 7.900% due 11/15/14	923,508
	Total Health Care Providers & Services	3,681,843
	Hotels, Restaurants & Leisure — 0.1%
	Aramark Corp.:
58,426	Letter of Credit Facility Deposits, 1.875% due 1/31/14(c)	55,246
919,664	Term Loan, 4.676% due 1/31/14	869,605
	Golden Nugget Inc., Term Loan:
363,636	4.470% due 6/8/14	332,727
636,364	4.390% due 6/14/14(c)	582,273
992,405	MGM MIRAGE Inc., Term Loan B, 5.946% due 4/8/11(c)	816,962
994,987	Six Flags, Term Loan B, 7.750% due 5/31/13	881,497
	Total Hotels, Restaurants & Leisure	3,538,310
	Household Products — 0.0%
927,909	Yankee Candle, Term Loan B, 4.645% due 1/15/14(c)	847,587
	IT Services — 0.1%
1,950,200	First Data Corp., Term Loan, 5.392% due 10/15/14(c)	1,795,891
	Media — 0.3%
1,997,500	Charter Communications, Term Loan B, 4.900% due 3/15/14(c)	1,758,481
1,000,000	Citadel Broadcasting Corp., Term Loan A, 4.050% due 6/12/13(c)	870,000
994,747	CMP Susquehanna Corp., Term Loan, 4.411% due 6/7/13(c)	823,153

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Media — 0.3% continued
$1,493,686	Idearc Inc., Term Loan B, 7.200% due 11/1/14	$1,198,683
1,240,625	LodgeNet Entertainment Corp., Term Loan B, 4.700% due 4/4/14(c)	1,148,354
994,950	Regal Cinemas Corp., Term Loan B, 6.330% due 10/19/10	944,925
	Univision Communications Inc., Term Loan B:
33,557	5.131% due 9/15/14	27,706
966,443	7.206% due 9/15/14	797,919
1,000,000	UPC Broadband Holding BV, Term Loan N, 4.209% due 3/30/14(c)	946,750
	Total Media	8,515,971
	Multiline Retail — 0.1%
1,000,000	Dollar General Corp., Term Loan B, 5.649% due 7/15/14(c)	935,694
1,500,000	Neiman Marcus Group Inc., Term Loan B, 7.448% due 3/13/13	1,433,625
	Total Multiline Retail	2,369,319
	Oil, Gas & Consumable Fuels — 0.1%
	Ashmore Energy International:
95,952	Synthetic Revolving Credit Facility, 8.198% due 3/30/14	87,556
884,492	Term Loan, 7.830% due 3/30/14(c)	807,099
1,981,200	Brand Energy and Infrastructure Services Inc., Term Loan B, 8.125% due 2/7/14	1,882,140
	Total Oil, Gas & Consumable Fuels	2,776,795
	Paper & Forest Products — 0.1%
1,492,366	Georgia-Pacific Corp., Term Loan, 6.750% due 12/23/13	1,411,452
1,000,000	NewPage Corp., Term Loan, Tranche B, 7.156% due 11/5/14(c)	995,438
	Total Paper & Forest Products	2,406,890
	Pharmaceuticals — 0.1%
748,062	Leiner Health Products Group Term Loan B, 9.650% due 5/26/11	654,554
994,975	Royalty Pharma, Term Loan B, 7.095% due 5/15/14	990,934
	Total Pharmaceuticals	1,645,488
	Semiconductors & Semiconductor Equipment — 0.0%
992,443	Freescale Semiconductor Inc., Term Loan, Tranch B, 4.209% due 12/1/13(c)	900,642
	Specialty Retail — 0.1%
997,487	Amscan Holdings Inc. Term Loan B, 7.485% due 5/1/13	882,776
992,443	Michaels Stores Inc. Term Loan B, 5.188% due 10/31/13(c)	828,897
994,962	PETCO Animal Supplies Inc., Term Loan B, 7.328% due 11/15/13	920,838
	Total Specialty Retail	2,632,511
	Thrifts & Mortgage Finance — 0.0%
994,962	GM, Term Loan B, 5.059% due 12/15/13(c)	835,768

See Notes to Financial Statements.

12	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Wireless Telecommunication Services — 0.1%
$497,500	ALLTEL Communications Inc., Term Loan, 5.568% due 11/15/14(c)	$495,013
	Telesat Canada:
53,530	Delayed Draw Term Loan, Tranch B, 8.000% due 10/15/14	51,669
25,197	Term Loan, 6.260% due 10/15/14	24,321
918,957	Telesat Ganada, Term Loan B, 7.901% due 10/15/14	887,008
	Total Wireless Telecommunication Services	1,458,011
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $53,740,345)	50,047,764
CORPORATE BONDS & NOTES — 13.8%
CONSUMER DISCRETIONARY — 2.0%
	Auto Components — 0.2%
730,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(d)(f)	635,100
1,625,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	788,125
	Visteon Corp.:
2,724,000	12.250% due 12/31/16(d)	2,192,820
1,054,000	Senior Notes, 8.250% due 8/1/10	943,330
	Total Auto Components	4,559,375
	Automobiles — 0.2%
	Ford Motor Co.:
95,000	Debentures, 8.875% due 1/15/22	60,800
2,645,000	Notes, 7.450% due 7/16/31	1,553,938
6,725,000	General Motors Corp., Senior Debentures, 8.250% due 7/15/23	3,950,937
	Total Automobiles	5,565,675
	Diversified Consumer Services — 0.0%
	Education Management LLC/Education Management Finance Corp.:
195,000	Senior Notes, 8.750% due 6/1/14	182,325
785,000	Senior Subordinated Notes, 10.250% due 6/1/16	726,125
	Total Diversified Consumer Services	908,450
	Hotels, Restaurants & Leisure — 0.4%
640,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(e)	12,800
1,490,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,199,450
620,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	604,500
520,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	520,000
140,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	118,300
1,700,000	McDonald’s Corp., Medium Term Notes, 5.350% due 3/1/18	1,661,667

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Hotels, Restaurants & Leisure — 0.4% continued
	MGM MIRAGE Inc.:
$1,680,000	Senior Notes, 7.625% due 1/15/17	$1,390,200
1,670,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,619,900
300,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	238,500
1,620,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	1,628,100
640,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	550,400
	Station Casinos Inc.:
	Senior Notes:
300,000	6.000% due 4/1/12	240,000
1,205,000	7.750% due 8/15/16	927,850
570,000	Senior Subordinated Notes, 6.875% due 3/1/16	314,212
250,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(d)	249,375
	Total Hotels, Restaurants & Leisure	11,275,254
	Household Durables — 0.2%
200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06(a)(b)(e)	0
600,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	441,000
1,495,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,509,950
3,000,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.471% due 9/1/12	2,808,750
	Total Household Durables	4,759,700
	Internet & Catalog Retail — 0.0%
410,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(d)	402,825
	Media — 0.9%
	Affinion Group Inc.:
1,030,000	Senior Notes, 10.125% due 10/15/13	1,037,725
250,000	Senior Subordinated Notes, 11.500% due 10/15/15	250,625
5,754,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	4,293,923
2,249,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	2,040,968
490,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	357,700
1,280,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(d)	1,321,600
70,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	59,360
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	247,915

See Notes to Financial Statements.

14	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Media — 0.9% continued
	Comcast Corp., Notes:
$730,000	6.500% due 1/15/15	$742,262
1,950,000	6.500% due 1/15/17	1,964,771
2,210,000	Dex Media Inc., Discount Notes, step bond to yield 8.765% due 11/15/13	1,591,200
4,840,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	3,067,350
70,000	News America Inc., 6.650% due 11/15/37	68,567
	R.H. Donnelley Corp.:
1,440,000	Senior Discount Notes, 6.875% due 1/15/13	864,000
2,175,000	Senior Notes, 8.875% due 1/15/16	1,315,875
310,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	336,417
	Time Warner Inc.:
190,000	Senior Debentures, 7.700% due 5/1/32	195,058
2,790,000	Senior Notes, 6.875% due 5/1/12	2,856,689
2,490,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(d)	2,166,300
	Total Media	24,778,305
	Multiline Retail — 0.1%
885,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(f)	840,750
2,885,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	2,899,425
	Total Multiline Retail	3,740,175
	Specialty Retail — 0.0%
1,005,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	826,612
25,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	26,000
290,000	Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16	232,000
	Total Specialty Retail	1,084,612
	TOTAL CONSUMER DISCRETIONARY	57,074,371
CONSUMER STAPLES — 0.3%
	Beverages — 0.1%
1,750,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	1,780,625
	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.:
1,329,590	6.943% due 1/10/30(d)	1,281,400
249,036	Pass-Through Certificates, 5.298% due 1/11/27(d)	223,409
	CVS Lease Pass-Through Trust:
688,564	5.880% due 1/10/28(d)	609,379
763,096	6.036% due 12/10/28(d)	710,577

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Food & Staples Retailing — 0.2% continued
	Kroger Co.:
$500,000	5.500% due 2/1/13	$502,080
400,000	Senior Notes, 6.750% due 4/15/12	421,587
325,000	Safeway Inc., Senior Notes, 6.500% due 11/15/08	327,325
475,000	Wal-Mart Stores Inc., 4.550% due 5/1/13	477,707
	Total Food & Staples Retailing	4,553,464
	Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
430,000	8.500% due 5/15/12	406,350
580,000	11.000% due 5/15/12	600,300
	Total Tobacco	1,006,650
	TOTAL CONSUMER STAPLES	7,340,739
ENERGY — 1.9%
	Energy Equipment & Services — 0.1%
1,925,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,932,219
20,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,250
500,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14(d)	512,500
145,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	157,350
	Total Energy Equipment & Services	2,622,319
	Oil, Gas & Consumable Fuels — 1.8%
500,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	537,480
740,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	741,587
1,325,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,361,437
	Chesapeake Energy Corp., Senior Notes:
2,125,000	6.375% due 6/15/15	2,018,750
1,540,000	6.875% due 1/15/16	1,493,800
525,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	526,312
1,130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	1,242,856
	El Paso Corp.:
	Medium-Term Notes:
400,000	7.375% due 12/15/12	413,209
1,175,000	7.800% due 8/1/31	1,189,173
2,780,000	7.750% due 1/15/32	2,798,860
1,620,000	Senior Subordinated Notes, 7.000% due 6/15/17	1,593,575
1,760,000	Energy Transfer Partners LP, 6.700% due 7/1/18	1,774,640
740,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66(c)	740,859

See Notes to Financial Statements.

16	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 1.8% continued
$2,125,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$2,098,437
	Gazprom, Loan Participation Notes:
2,420,000	6.212% due 11/22/16(d)	2,267,056
100,000	Senior Notes, 6.510% due 3/7/22(d)	90,000
80,000	Hess Corp., Notes, 7.300% due 8/15/31	89,610
1,045,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,068,512
	Kerr-McGee Corp.:
1,730,000	Senior Bond, 6.950% due 7/1/24	1,798,825
	Notes:
2,600,000	6.875% due 9/15/11	2,714,845
145,000	7.875% due 9/15/31	169,181
	Kinder Morgan Energy Partners LP, Senior Notes:
10,000	6.300% due 2/1/09	10,103
60,000	6.750% due 3/15/11	61,885
160,000	7.125% due 3/15/12	167,161
50,000	5.000% due 12/15/13	47,976
1,350,000	6.000% due 2/1/17	1,336,134
400,000	5.950% due 2/15/18	390,403
85,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	82,875
	OPTI Canada Inc., Senior Secured Notes:
400,000	7.875% due 12/15/14	397,000
1,230,000	8.250% due 12/15/14	1,230,000
750,000	Overseas Shipholding Group Inc., Senior Notes, 7.500% due 2/15/24	691,875
1,350,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	1,424,250
77,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	76,353
60,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	60,300
400,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17(d)	355,000
1,900,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	1,778,875
2,185,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(d)	2,130,375
3,030,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	2,673,975
1,060,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	1,151,425
545,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17	283,400

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 1.8% continued
	Whiting Petroleum Corp., Senior Subordinated Notes:
$1,049,000	7.250% due 5/1/12	$1,046,377
1,415,000	7.000% due 2/1/14	1,395,544
	Williams Cos. Inc.:
98,000	Debentures, 7.500% due 1/15/31	99,593
1,770,000	Notes, 8.750% due 3/15/32	2,017,800
	Senior Notes:
2,500,000	7.625% due 7/15/19	2,637,500
780,000	7.750% due 6/15/31	815,100
	XTO Energy Inc., Senior Notes:
1,820,000	7.500% due 4/15/12	1,954,238
800,000	5.500% due 6/15/18	765,420
	Total Oil, Gas & Consumable Fuels	51,809,941
	TOTAL ENERGY	54,432,260
FINANCIALS — 3.3%
	Capital Markets — 0.4%
	Bear Stearns Co. Inc.:
	Senior Notes:
1,000,000	6.400% due 10/2/17	989,893
680,000	7.250% due 2/1/18	710,850
50,000	Subordinated Notes, 5.550% due 1/22/17	46,288
40,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	40,490
80,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12(c)(g)	55,674
	Goldman Sachs Group Inc.:
80,000	Notes, 4.500% due 6/15/10	80,144
1,700,000	Senior Notes, 6.150% due 4/1/18	1,652,242
4,150,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16(d)	2,928,493
130,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(c)(g)	84,892
	Lehman Brothers Holdings Inc.:
50,000	Senior Notes, 5.250% due 2/6/12	47,354
	Medium-Term Notes:
3,320,000	6.750% due 12/28/17	3,124,206
460,000	Senior Notes, 6.200% due 9/26/14	439,611
	Merrill Lynch & Co. Inc., Senior Notes:
270,000	5.450% due 2/5/13	254,917
1,450,000	6.875% due 4/25/18	1,382,407

See Notes to Financial Statements.

18	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Capital Markets — 0.4% continued
	Morgan Stanley:
$30,000	Medium-Term Notes, 3.184% due 10/18/16(c)	$26,069
100,000	Subordinated Notes, 4.750% due 4/1/14	91,235
	Total Capital Markets	11,954,765
	Commercial Banks — 0.6%
50,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12(c)(g)	39,047
400,000	Depfa ACS Bank, Senior Bonds, 5.125% due 3/16/37(d)	381,322
	Glitnir Banki HF:
	Notes:
240,000	6.330% due 7/28/11(d)	194,791
970,000	6.375% due 9/25/12(d)	834,476
200,000	Subordinated Bonds, 7.451% due 9/14/16(c)(d)(g)	120,526
520,000	Subordinated Notes, 6.693% due 6/15/16(c)(d)	334,594
330,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14(c)(d)(g)	285,657
	ICICI Bank Ltd., Subordinated Bonds:
320,000	6.375% due 4/30/22(c)	289,703
100,000	6.375% due 4/30/22(c)(d)	89,763
120,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11(d)	105,868
4,500,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15(c)(d)(g)	4,160,812
1,710,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17(d)	1,582,007
60,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(c)(d)	58,014
4,575,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(c)(d)(g)	3,217,424
90,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(c)	71,688
	TuranAlem Finance BV, Bonds:
1,740,000	8.250% due 1/22/37(d)	1,459,425
170,000	8.250% due 1/22/37(d)	142,375
	Wachovia Corp.:
4,240,000	Medium Term Notes, 5.500% due 5/1/13	4,062,327
160,000	Subordinated Notes, 5.250% due 8/1/14	149,163
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	91,010
	Total Commercial Banks	17,669,992
	Consumer Finance — 1.1%
1,860,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66(c)	1,722,263

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Consumer Finance — 1.1% continued
$800,000	Caterpillar Financial Services Corp., Medium-Term Notes, 5.450% due 4/15/18	$794,581
	Ford Motor Credit Co.:
4,400,000	Notes, 7.000% due 10/1/13	3,243,486
	Senior Notes:
5,169,000	9.750% due 9/15/10	4,508,867
3,537,000	8.026% due 6/15/11(c)	2,880,045
130,000	12.000% due 5/15/15	114,483
	General Motors Acceptance Corp.:
5,300,000	Bonds, 8.000% due 11/1/31	3,454,884
	Notes:
5,000,000	5.625% due 5/15/09	4,630,420
5,000,000	6.750% due 12/1/14	3,306,065
1,400,000	John Deere Capital Corp., Medium-Term Notes, 5.350% due 4/3/18	1,382,315
	SLM Corp.:
4,170,000	8.450% due 6/15/18	4,006,991
	Medium-Term Notes:
200,000	3.120% due 1/26/09(c)	196,912
500,000	6.100% due 1/31/14(c)	402,965
	Total Consumer Finance	30,644,277
	Diversified Financial Services — 1.0%
600,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	576,000
1,360,000	Aiful Corp., Notes, 5.000% due 8/10/10(d)	1,210,403
738,013	Air 2 US, Notes, 8.027% due 10/1/19(d)	653,603
	Bank of America Corp.:
330,000	Senior Notes, 5.125% due 11/15/14	319,638
400,000	Subordinated Notes, 5.420% due 3/15/17	366,472
3,635,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(d)	2,326,400
200,000	Capital One Bank, Notes, 5.750% due 9/15/10	199,395
	Citigroup Inc.:
3,370,000	Senior Notes, 5.500% due 4/11/13	3,292,443
1,510,000	Senior Bonds, 6.875% due 3/5/38	1,461,642
915,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(d)	926,375
	General Electric Capital Corp.:
4,500,000	Senior Notes, 5.625% due 5/1/18	4,359,825
70,000	Subordinated Debentures, 6.375% due 11/15/67(c)	66,321

See Notes to Financial Statements.

20	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Diversified Financial Services — 1.0% continued
$900,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67(c)(d)	$778,258
1,170,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	1,224,042
180,000	International Lease Finance Corp., Medium-Term Notes, 4.375% due 11/1/09	174,074
250,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	251,866
	Leucadia National Corp., Senior Notes:
520,000	8.125% due 9/15/15	525,200
120,000	7.125% due 3/15/17	115,200
1,500,000	LVB Acquisition Merger, Senior Subordinated Bonds, 11.625% due 10/15/17(d)	1,597,500
200,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16(c)(g)	173,620
550,000	Pemex Finance Ltd., Notes, 9.030% due 2/15/11(a)	577,131
	Residential Capital LLC:
717,000	8.500% due 5/15/10(d)	605,865
504,000	9.625% due 5/15/15(d)	246,960
100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17(c)(d)(g)	85,053
	TNK-BP Finance SA:
1,430,000	7.500% due 7/18/16(d)	1,356,641
250,000	6.625% due 3/20/17(d)	221,875
4,585,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,562,075
	Total Diversified Financial Services	28,253,877
	Insurance — 0.1%
220,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18	206,475
130,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	113,848
1,700,000	Pacific Life Global Funding, 5.150% due 4/15/13(d)	1,682,827
490,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(c)	421,653
	Total Insurance	2,424,803
	Real Estate Investment Trusts (REITs) — 0.0%
700,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	612,500
	Real Estate Management & Development — 0.0%
905,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	529,425
1,755,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	868,725
	Total Real Estate Management & Development	1,398,150

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	21

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Thrifts & Mortgage Finance — 0.1%
$20,000	Countrywide Financial Corp., Medium-Term Notes, 2.868% due 1/5/09(c)	$19,611
1,300,000	Countrywide Home Loans Inc., Notes, 5.625% due 7/15/09	1,268,053
1,250,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27(a)	981,250
	Total Thrifts & Mortgage Finance	2,268,914
	TOTAL FINANCIALS	95,227,278
HEALTH CARE — 0.7%
	Health Care Providers & Services — 0.7%
	Cardinal Health Inc.:
1,350,000	Senior Notes, 5.800% due 10/15/16	1,323,394
70,000	Senior Bonds, 5.850% due 12/15/17	68,583
1,140,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	1,152,825
	HCA Inc.:
2,090,000	Notes, 6.375% due 1/15/15	1,745,150
1,553,000	Senior Notes, 6.500% due 2/15/16	1,300,638
	Senior Secured Notes:
1,080,000	9.250% due 11/15/16	1,115,100
2,595,000	9.625% due 11/15/16(f)	2,679,337
3,075,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	3,121,125
	Tenet Healthcare Corp., Senior Notes:
670,000	6.375% due 12/1/11	644,875
2,460,000	6.500% due 6/1/12	2,330,850
2,300,000	7.375% due 2/1/13	2,173,500
5,000	9.875% due 7/1/14	5,050
3,005,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(c)(f)	2,388,975
80,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	77,459
	Total Health Care Providers & Services	20,126,861
	Pharmaceuticals — 0.0%
2,243,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(b)(e)	50,467
	TOTAL HEALTH CARE	20,177,328
INDUSTRIALS — 1.4%
	Aerospace & Defense — 0.2%
180,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	183,600
3,350,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(f)	3,383,500

See Notes to Financial Statements.

22	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Aerospace & Defense — 0.2% continued
$5,465	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26(a)(b)(e)	$0
2,330,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	2,359,125
	Total Aerospace & Defense	5,926,225
	Airlines — 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
52,471	8.312% due 4/2/11	48,273
230,000	7.339% due 4/19/14	178,825
2,020,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(d)	2,014,950
	United Airlines Inc., Pass-Through Certificates:
230,000	6.831% due 9/1/08	245,525
245,469	7.811% due 10/1/09	278,607
162,820	8.030% due 7/1/11	185,615
105,000	6.932% due 9/1/11	123,375
	Total Airlines	3,075,170
	Building Products — 0.4%
5,000,000	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09	5,160,415
3,515,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	3,497,425
1,410,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	909,450
1,925,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.452% due 3/1/14	885,500
	Total Building Products	10,452,790
	Commercial Services & Supplies — 0.2%
700,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	687,750
1,710,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,710,000
1,420,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,192,800
2,050,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(d)	1,896,250
570,000	Waste Management Inc., Senior Notes, 6.375% due 11/15/12	585,414
	Total Commercial Services & Supplies	6,072,214
	Industrial Conglomerates — 0.2%
450,000	General Electric Co., Notes, 5.000% due 2/1/13	453,698
	Sequa Corp., Senior Notes:
440,000	11.750% due 12/1/15(d)	393,800
440,000	13.500% due 12/1/15(d)(f)	407,000

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	23

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Conglomerates — 0.2% continued
	Tyco International Group SA:
$1,780,000	Bonds, 6.875% due 1/15/29(d)	$1,782,898
	Notes:
100,000	6.125% due 11/1/08	100,322
40,000	6.125% due 1/15/09	40,390
1,170,000	6.000% due 11/15/13	1,130,218
300,000	Senior Notes, 6.375% due 10/15/11	307,225
	Total Industrial Conglomerates	4,615,551
	Machinery — 0.0%
140,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	138,600
	Road & Rail — 0.2%
2,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	2,184,050
3,445,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	3,152,175
30,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	29,250
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	101,500
360,050	Union Pacific Corp., Pass-Through Certificates, 5.404% due 7/2/25	362,033
	Total Road & Rail	5,829,008
	Trading Companies & Distributors — 0.1%
1,730,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(d)	1,531,050
1,040,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	915,200
2,075,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(d)	1,566,625
	Total Trading Companies & Distributors	4,012,875
	Transportation Infrastructure — 0.0%
	Swift Transportation Co., Senior Secured Notes:
390,000	10.426% due 5/15/15(c)(d)	126,750
990,000	12.500% due 5/15/17(d)	341,550
	Total Transportation Infrastructure	468,300
	TOTAL INDUSTRIALS	40,590,733
INFORMATION TECHNOLOGY — 0.4%
	Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
5,920,000	Senior Notes, 9.500% due 10/15/15	5,165,200
	Senior Secured Notes:
1,000,000	5.463% due 10/15/13(c)	883,750
85,000	7.875% due 10/15/14	78,625
	Total Electronic Equipment & Instruments	6,127,575

See Notes to Financial Statements.

24	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	IT Services — 0.2%
$430,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(d)(f)	$391,300
90,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	92,843
3,368,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	3,401,680
	Total IT Services	3,885,823
	Software — 0.0%
110,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	87,450
	TOTAL INFORMATION TECHNOLOGY	10,100,848
MATERIALS — 1.2%
	Chemicals — 0.1%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	120,000
2,580,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	1,941,450
495,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	455,400
110,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(d)	66,550
1,020,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	1,041,420
	Total Chemicals	3,624,820
	Containers & Packaging — 0.2%
690,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	614,100
2,745,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,635,200
1,105,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(d)	1,027,650
	Total Containers & Packaging	4,276,950
	Metals & Mining — 0.6%
4,085,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	4,316,374
1,725,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,802,625
645,000	Noranda Aluminium Holding Corp., 8.578% due 11/15/14(c)(f)	532,125
1,935,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,838,250
2,960,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(d)	2,952,600
	Steel Dynamics Inc., Senior Notes:
240,000	7.375% due 11/1/12(d)	241,200
2,590,000	7.750% due 4/15/16(d)	2,590,000
610,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	565,775
	Vale Overseas Ltd., Notes:
50,000	8.250% due 1/17/34	54,346
2,050,000	6.875% due 11/21/36	1,914,157
	Total Metals & Mining	16,807,452

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	25

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Paper & Forest Products — 0.3%
$3,000,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(d)	$3,180,000
2,845,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	2,660,075
2,105,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12(c)	2,126,050
600,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	618,455
	Total Paper & Forest Products	8,584,580
	TOTAL MATERIALS	33,293,802
TELECOMMUNICATION SERVICES — 1.2%
	Diversified Telecommunication Services — 0.8%
385,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	338,800
1,225,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	1,197,084
10,000	Embarq Corp., Notes, 7.995% due 6/1/36	9,485
455,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(a)(b)(e)	0
	Hawaiian Telcom Communications Inc.:
200,000	Senior Notes, 9.750% due 5/1/13	81,000
2,225,000	Senior Subordinated Notes, 12.500% due 5/1/15	567,375
3,610,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	3,673,175
470,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	497,533
	Level 3 Financing Inc.:
300,000	6.704% due 2/15/15(c)	252,000
500,000	Senior Notes, 9.250% due 11/1/14	457,500
2,360,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(d)	2,324,600
3,645,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	3,480,975
	Telecom Italia Capital S.p.A.:
301,000	Notes, 4.000% due 11/15/08	300,982
380,000	Senior Notes, 5.250% due 10/1/15	348,269
1,585,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	1,617,172
3,060,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	2,884,050
2,110,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(d)	2,226,050
2,060,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	2,065,150
	Total Diversified Telecommunication Services	22,321,200
	Wireless Telecommunication Services — 0.4%
480,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(d)(f)	556,800
165,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	159,637

See Notes to Financial Statements.

26	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Wireless Telecommunication Services — 0.4% continued
$4,400,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	$4,823,289
60,000	Nextel Communications Inc., Senior Notes, 6.875% due 10/31/13	50,736
	Sprint Capital Corp.:
10,000	Notes, 8.750% due 3/15/32	9,548
	Senior Notes:
3,385,000	8.375% due 3/15/12	3,353,767
1,000,000	6.875% due 11/15/28	834,575
3,060,000	True Move Co., Ltd., 10.750% due 12/16/13(d)	2,681,325
	Total Wireless Telecommunication Services	12,469,677
	TOTAL TELECOMMUNICATION SERVICES	34,790,877
UTILITIES — 1.4%
	Electric Utilities — 0.1%
90,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	92,695
30,000	Exelon Corp., Bonds, 5.625% due 6/15/35	25,940
	FirstEnergy Corp., Notes:
360,000	6.450% due 11/15/11	369,673
840,000	7.375% due 11/15/31	916,059
290,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	314,650
	Pacific Gas & Electric Co.:
500,000	4.200% due 3/1/11	496,116
50,000	First Mortgage Bonds, 6.050% due 3/1/34	48,365
2,330,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16(d)(f)	2,265,925
	Total Electric Utilities	4,529,423
	Gas Utilities — 0.1%
2,410,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,289,500
	Independent Power Producers & Energy Traders — 1.2%
1,352,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	1,284,862
	AES Corp., Senior Notes:
717,000	8.875% due 2/15/11	745,680
3,000,000	7.750% due 3/1/14	2,973,750
420,000	7.750% due 10/15/15	415,800
3,570,000	8.000% due 10/15/17	3,516,450
390,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	356,850
3,000,000	Dynegy Inc., 7.670% due 11/8/16	2,955,000
	Edison Mission Energy, Senior Notes:
1,130,000	7.750% due 6/15/16	1,130,000
765,000	7.200% due 5/15/19	717,187
600,000	7.625% due 5/15/27	541,500

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	27

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Independent Power Producers & Energy Traders — 1.2% continued
$8,690,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(d)(f)	$8,711,725
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
384,647	9.125% due 6/30/17	423,112
2,143,448	10.060% due 12/30/28	2,470,323
	NRG Energy Inc., Senior Notes:
1,300,000	7.250% due 2/1/14	1,244,750
5,185,000	7.375% due 2/1/16	4,893,344
200,000	7.375% due 1/15/17	189,500
1,325,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	1,043,932
	Total Independent Power Producers & Energy Traders	33,613,765
	Multi-Utilities — 0.0%
600,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	609,769
	TOTAL UTILITIES	41,042,457
	TOTAL CORPORATE BONDS & NOTES (Cost — $429,658,299)	394,070,693
MORTGAGE-BACKED SECURITIES — 2.0%
FHLMC — 1.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
35,209	8.000% due 7/1/20	37,606
9,805,467	5.114% due 6/1/35(c)	9,915,117
349,908	6.664% due 8/1/36(c)	361,391
585,905	6.911% due 8/1/36(c)	597,404
880,425	6.483% due 9/1/36(c)	911,636
349,504	6.663% due 10/1/36(c)	359,377
621,908	5.939% due 5/1/37(c)	633,894
	Gold:
852,319	7.000% due 6/1/17	894,353
25,690,788	6.000% due 7/1/21 - 2/1/36	26,258,795
131,797	8.500% due 9/1/25	145,910
1,084,716	6.500% due 3/1/26 - 8/1/29	1,130,319
1,560,211	6.000% due 9/1/32(c)	1,586,753
	TOTAL FHLMC	42,832,555
FNMA — 0.5%
	Federal National Mortgage Association (FNMA):
330,471	6.500% due 10/1/10 - 4/1/29	343,855
550,374	8.000% due 12/1/12 - 2/1/31	566,200
543,337	5.500% due 1/1/14	552,755
2,486,222	7.000% due 3/15/15-6/1/32	2,641,255
1,709,743	5.000% due 7/1/18 - 1/1/36	1,686,986

See Notes to Financial Statements.

28	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

$292,240	4.500% due 11/1/23	$275,696
40,237	9.000% due 1/1/24	44,119
735,547	7.500% due 11/1/26 - 7/1/32	791,735
354,894	6.500% due 5/1/29(c)	369,138
43,576	8.500% due 10/1/30	48,010
146,257	5.148% due 9/1/35(c)	149,846
470,448	5.609% due 8/1/37(c)	477,556
6,200,000	5.000% due 7/14/38 - 8/13/38(h)	5,938,907
	TOTAL FNMA	13,886,058
	GNMA — 0.0%
1,271,731	Government National Mortgage Association (GNMA), 7.000% due 2/15/24 - 12/15/31	1,355,428
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $57,602,051)	58,074,041
SOVEREIGN BONDS — 0.1%
	Mexico — 0.0%
	United Mexican States, Medium-Term Notes:
486,000	5.625% due 1/15/17	491,710
190,000	6.750% due 9/27/34	202,588
	Total Mexico	694,298
	Russia — 0.1%
1,952,270	Russian Federation Bonds, 7.500% due 3/31/30(d)	2,192,453
	Supranational — 0.0%
1,200,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	1,262,169
	TOTAL SOVEREIGN BONDS (Cost — $3,970,872)	4,148,920
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.2%
	U.S. Government Agencies — 0.1%
475,000	Federal Farm Credit Bank (FFCB), 3.750% due 4/9/10	480,576
	Federal Home Loan Bank (FHLB):
600,000	Bonds, 4.625% due 10/10/12	615,127
300,000	Global Bonds, 5.500% due 7/15/36	312,498
	Federal Home Loan Mortgage Corp. (FHLMC):
430,000	Senior Notes, 5.250% due 2/24/11	435,415
490,000	Medium-Term Notes, 5.450% due 11/21/13	493,737
790,000	Federal National Mortgage Association (FNMA), Notes, 5.625% due 5/19/11	805,880
190,000	Tennessee Valley Authority, 5.980% due 4/1/36	205,217
	Total U.S. Government Agencies	3,348,450

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	29

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Obligations — 0.1%
	U.S. Treasury Bonds:
$20,000	8.750% due 5/15/17	$26,951
20,000	4.750% due 2/15/37	20,659
170,000	U.S. Treasury Notes, 4.500% due 9/30/11	177,730
	U.S. Treasury Strip Principal (STRIPS):
525,000	Zero coupon bond to yield 4.350% due 5/15/13	444,407
500,000	Zero coupon bond to yield 4.829% due 2/15/16	371,375
	Total U.S. Government Obligations	1,041,122
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,276,397)	4,389,572
U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.4%
	U.S. Treasury Bonds, Inflation Indexed:
4,963,086	2.375% due 1/15/27	5,204,650
365,820	3.875% due 4/15/29	475,480
	U.S. Treasury Notes, Inflation Indexed:
183,348	3.875% due 1/15/09	189,278
154,589	1.875% due 7/15/15	161,920
5,325,200	2.375% due 1/15/17	5,765,781
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $10,716,663)	11,797,109
WARRANTS
WARRANTS — 0.0%
505	Cybernet Internet Services International Inc., 7/1/09(a)(b)(d)*	0
455	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(b)(d)*	0
485	IWO Holdings Inc., Expires 1/15/11(a)(b)(d)*	0
505	Merrill Corp., Class B Shares, Expires 5/1/09(a)(b)(d)*	0
	TOTAL WARRANTS (Cost — $194,409)	0
CONTRACTS
PURCHASED OPTIONS — 0.5%
3,135	S&P 500 Index, Put @ $1,300.00, expires 8/16/08 (Cost — $10,024,850)	15,675,000
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,612,525,689)	2,509,716,699
FACE AMOUNT
SHORT-TERM INVESTMENTS — 11.9%
	U.S. Government Agencies — 0.1%
	Federal National Mortgage Association (FNMA), Discount Notes:
$2,940,000	1.691% - 1.825% due 12/15/08(i)(j)	2,906,108
200,000	2.659% due 12/17/08(i)(j)	197,667
	Total U.S. Government Agencies (Cost — $3,114,313)	3,103,775

See Notes to Financial Statements.

30	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS CAPITAL AND INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Repurchase Agreements — 11.8%
$318,175,000	Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/30/08 with Greenwich Capital Markets Inc., 2.500% due 7/1/08; Proceeds at maturity — $318,197,095; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.250% due 10/15/08 to 1/15/30; Market value — $324,538,893)(k)	$318,175,000
20,176,000	Interest in $226,264,000 joint tri-party repurchase agreement dated 6/30/08 with Morgan Stanley Inc., 2.400% due 7/1/08; Proceeds at maturity — $20,177,345; (Fully collateralized by U.S. government agency obligations, 0.000% due 12/30/08; Market value — $20,686,776)(k)	20,176,000
	Total Repurchase Agreements (Cost — $338,351,000)	338,351,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $341,465,313)	341,454,775
	TOTAL INVESTMENTS — 99.5% (Cost — $2,953,991,002#)	2,851,171,474
	Other Assets in Excess of Liabilities — 0.5%	13,188,692
	TOTAL NET ASSETS — 100.0%	$2,864,360,166

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(b)	Illiquid security.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is currently in default.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is segregated for open futures contracts, extended settlements, swap contracts, foreign currency contracts and TBA’s.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— AmericanDepositary Receipt
ARM	— AdjustableRate Mortgage
GSAMP	— GoldmanSachs Alternative Mortgage Products
PAC	— PlannedAmortization Class
STRIPS	— SeparateTrading of Registered Interest and Principle Securities

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	31

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $2,615,640,002)	$2,512,820,474
Repurchase agreement, at value (Cost — $338,351,000)	338,351,000
Foreign currency, at value (Cost — $7,573)	7,676
Cash	5,067,488
Receivable for securities sold	16,555,767
Dividends and interest receivable	12,197,878
Receivable for Fund shares sold	1,247,001
Interest receivable for open swap contracts	518,234
Receivable from broker — variation margin on open futures contracts	297,476
Principal paydown receivable	132,495
Prepaid expenses	212,236
Total Assets	2,887,407,725
LIABILITIES:
Payable for securities purchased	12,645,657
Payable for Fund shares repurchased	3,738,342
Investment management fee payable	1,765,705
Distributions payable	1,123,016
Distribution fees payable	1,051,552
Interest payable for open swap contracts	543,777
Dividends payable for short sales	515,099
Payable for open forward currency contracts	409,702
Swap contracts, at value (premium received $3,912)	353,382
Trustees’ fees payable	76,566
Accrued expenses	824,761
Total Liabilities	23,047,559
TOTAL NET ASSETS	$2,864,360,166
NET ASSETS:
Par value (Note 7)	$1,950
Paid-in capital in excess of par value	3,010,672,862
Undistributed net investment income	24,840,068
Accumulated net realized loss on investments, futures contracts, options written, short sales, swap contracts and foreign currency transactions	(67,452,547)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(103,702,167)
TOTAL NET ASSETS	$2,864,360,166

See Notes to Financial Statements.

32	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Shares Outstanding:
Class A	137,292,987
Class B	28,667,125
Class C	28,656,995
Class I	425,474
Class R	6,588
Net Asset Value:
Class A (and redemption price)	$14.75
Class B*	$14.53
Class C*	$14.55
Class I (and redemption price)	$15.04
Class R (and redemption price)	$14.74
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.65

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	33

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Interest	$26,436,111
Dividends	18,575,644
Less: Foreign taxes withheld	(325,347)
Total Investment Income	44,686,408
EXPENSES:
Investment management fee (Note 3)	10,935,869
Distribution fees (Notes 3 and 5)	6,571,823
Transfer agent fees (Note 5)	1,503,291
Dividend expense on securities sold short	518,134
Trustees’ fees	89,410
Shareholder reports (Note 5)	88,674
Registration fees	35,169
Legal fees	29,370
Audit and tax	28,579
Insurance	24,327
Custody fees	19,290
Miscellaneous expenses	16,190
Total Expenses	19,860,126
Less: Fee waivers and/or expense reimbursements (Note 3)	(77,252)
Fees paid indirectly (Note 1)	(305)
Net Expenses	19,782,569
NET INVESTMENT INCOME	24,903,839
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SHORT SALES, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(109,017,971)
Futures contracts	11,377,729
Options written	13,566,038
Short sales	1,671,168
Swap contracts	439
Foreign currency transactions	400,332
Net Realized Loss	(82,002,265)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(147,253,740)
Futures contracts	299,133
Options written	(5,008,419)
Swap contracts	(415,475)
Foreign currencies	(256,280)
Change in Net Unrealized Appreciation/Depreciation	(152,634,781)
Net Loss on Investments, Futures Contracts, Options Written, Short Sales, Swap Contracts and Foreign Currency Transactions	(234,637,046)
DECREASE IN NET ASSETS FROM OPERATIONS	$(209,733,207)

See Notes to Financial Statements.

34	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$24,903,839	$45,135,521
Net realized gain (loss)	(82,002,265)	426,114,183
Change in net unrealized appreciation/depreciation	(152,634,781)	(245,701,410)
Increase (Decrease) in Net Assets From Operations	(209,733,207)	225,548,294
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	—	(45,896,633)
Net realized gains	(54,688,830)	(371,038,904)
Decrease in Net Assets From Distributions to Shareholders	(54,688,830)	(416,935,537)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	121,083,562	348,092,840
Reinvestment of distributions	48,840,078	366,270,929
Cost of shares repurchased	(367,086,646)	(746,812,745)
Net assets of shares issued in connection with merger (Note 8)	—	138,433,104
Increase (Decrease) in Net Assets From Fund Share Transactions	(197,163,006)	105,984,128
DECREASE IN NET ASSETS	(461,585,043)	(85,403,115)
NET ASSETS:
Beginning of period	3,325,945,209	3,411,348,324
End of period*	$2,864,360,166	$3,325,945,209
* Includes undistributed (overdistributed) net investment income, respectively of:	$24,840,068	$(63,771)

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	35

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$16.03	$17.06	$17.12	$16.50	$15.55	$11.99
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14	0.26	0.48	0.53	0.54	0.62
Net realized and unrealized gain (loss)	(1.15)	0.88	1.45	0.62	0.94	3.60
Total income (loss) from operations	(1.01)	1.14	1.93	1.15	1.48	4.22
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)	(0.48)	(0.53)	(0.53)	(0.63)
Net realized gains	(0.27)	(1.91)	(1.51)	—	—	—
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.27)	(2.17)	(1.99)	(0.53)	(0.53)	(0.66)
NET ASSET VALUE, END OF PERIOD	$14.75	$16.03	$17.06	$17.12	$16.50	$15.55
Total return[3]	(6.30)%	6.77%	11.69%[4]	7.11%	9.75%	36.17%
NET ASSETS, END OF PERIOD (MILLIONS)	$2,025	$2,300	$2,295	$1,602	$1,356	$1,086
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.12%[5]	1.07%	1.09%[6]	1.13%	1.12%	1.12%
Gross expenses, excluding dividend expense	1.08 [5]	1.07	1.09 [6]	1.13	1.12	1.12
Net expenses	1.12 [5,7]	1.07	1.08 [6,8]	1.13	1.09 [8]	1.12
Net expenses, excluding dividend expense	1.08 [5,7]	1.07	1.08 [6,8]	1.13	1.09 [8]	1.12
Net investment income	1.85 [5]	1.50	2.77	3.17	3.41	4.60
PORTFOLIO TURNOVER RATE	73%[9]	189%[10]	175%[9]	49%	66%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.08% and 1.07%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2008, and the year ended December 31, 2006 would have been 85% and 185%, respectively.

[10]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 166% for the year ended December 31, 2007.

See Notes to Financial Statements.

36	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$15.84	$16.91	$16.99	$16.38	$15.45	$11.90
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.09	0.16	0.39	0.43	0.45	0.55
Net realized and unrealized gain (loss)	(1.13)	0.87	1.43	0.63	0.93	3.58
Total income (loss) from operations	(1.04)	1.03	1.82	1.06	1.38	4.13
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.39)	(0.45)	(0.45)	(0.55)
Net realized gains	(0.27)	(1.91)	(1.51)	—	—	—
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.27)	(2.10)	(1.90)	(0.45)	(0.45)	(0.58)
NET ASSET VALUE, END OF PERIOD	$14.53	$15.84	$16.91	$16.99	$16.38	$15.45
Total return[3]	(6.56)%	6.16%	11.03%[4]	6.60%	9.16%	35.56%
NET ASSETS, END OF PERIOD (MILLIONS)	$416	$512	$601	$599	$620	$612
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.70%[5]	1.64%	1.65%[6]	1.66%	1.63%	1.63%
Gross expenses, excluding dividend expense	1.67 [5]	1.64	1.65 [6]	1.66	1.63	1.63
Net expenses	1.70 [5,7]	1.64	1.64 [6,8]	1.66	1.61 [8]	1.63
Net expenses, excluding dividend expense	1.67 [5,7]	1.64	1.64 [6,8]	1.66	1.61 [8]	1.63
Net investment income	1.26 [5]	0.93	2.23	2.63	2.88	4.11
PORTFOLIO TURNOVER RATE	73%[9]	189%[10]	175%[9]	49%	66%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.64% and 1.63%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2008, and the year ended December 31, 2006 would have been 85% and 185%, respectively.

[10]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 166% for the year ended December 31, 2007.

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	37

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$15.88	$16.96	$17.02	$16.42	$15.50	$11.94
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.08	0.13	0.35	0.39	0.41	0.50
Net realized and unrealized gain (loss)	(1.14)	0.87	1.45	0.62	0.93	3.60
Total income (loss) from operations	(1.06)	1.00	1.80	1.01	1.34	4.10
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.17)	(0.35)	(0.41)	(0.42)	(0.51)
Net realized gains	(0.27)	(1.91)	(1.51)	—	—	—
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.27)	(2.08)	(1.86)	(0.41)	(0.42)	(0.54)
NET ASSET VALUE, END OF PERIOD	$14.55	$15.88	$16.96	$17.02	$16.42	$15.50
Total return[3]	(6.67)%	5.98%	10.91%[4]	6.29%	8.83%	35.17%
NET ASSETS, END OF PERIOD (MILLIONS)	$417	$506	$513	$445	$392	$289
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.88%[5]	1.82%	1.86%[6]	1.93%	1.90%	1.89%
Gross expenses, excluding dividend expense	1.84 [5]	1.82	1.86 [6]	1.93	1.90	1.89
Net expenses	1.84 [5,7,8,9]	1.80 [8,9]	1.83 [6,8]	1.93	1.88 [8]	1.89
Net expenses, excluding dividend expense	1.81 [5,7,8,9]	1.80 [8,9]	1.83 [6,8]	1.93	1.88 [8]	1.89
Net investment income	1.12 [5]	0.78	2.02	2.37	2.63	3.69
PORTFOLIO TURNOVER RATE	73%[10]	189%[11]	175%[10]	49%	66%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.84% and 1.82%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective March 16, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.79% for Class C shares until May 1, 2008.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2008, and the year ended December 31, 2006 would have been 85% and 185%, respectively.

[11]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 166% for the year ended December 31, 2007.

See Notes to Financial Statements.

38	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$16.32	$17.33	$17.37	$16.72	$15.72	$12.12
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.16	0.33	0.56	0.59	0.60	0.68
Net realized and unrealized gain (loss)	(1.17)	0.89	1.45	0.64	0.98	3.63
Total income (loss) from operations	(1.01)	1.22	2.01	1.23	1.58	4.31
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.54)	(0.58)	(0.58)	(0.68)
Net realized gains	(0.27)	(1.91)	(1.51)	—	—	—
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.27)	(2.23)	(2.05)	(0.58)	(0.58)	(0.71)
NET ASSET VALUE, END OF PERIOD	$15.04	$16.32	$17.33	$17.37	$16.72	$15.72
Total return[3]	(6.18)%	7.13%	12.01%[4]	7.53%	10.32%	36.62%
NET ASSETS, END OF PERIOD (MILLIONS)	$6	$8	$2	$3	$3	$81
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.83%[5]	0.77%	0.78%[6]	0.79%	0.77%	0.77%
Gross expenses, excluding dividend expense	0.79 [5]	0.77	0.78 [6]	0.79	0.77	0.77
Net expenses	0.78 [5,7,8,9]	0.74 [8,9]	0.77 [6,8]	0.79	0.76 [8]	0.77
Net expenses, excluding dividend expense	0.75 [5,7,8,9]	0.74 [8,9]	0.77 [6,8]	0.79	0.76 [8]	0.77
Net investment income	2.13 [5]	1.85	3.12	3.50	3.58	4.99
PORTFOLIO TURNOVER RATE	73%[10]	189%[11]	175%[10]	49%	66%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.76%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective March 16, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual expenses to 0.74% for Class I shares until May 1, 2008.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2008, and the year ended December 31, 2006 would have been 85% and 185%, respectively.

[11]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 166% for the year ended December 31, 2007.

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	39

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.18
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.04
Net realized and unrealized loss	(0.38)
Total loss from operations	(0.34)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.10)
Total distributions	(0.10)
NET ASSET VALUE, END OF PERIOD	$14.74
Total return[3]	(2.27)%
NET ASSETS, END OF PERIOD (000s)	$97
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	1.37%
Gross expenses, excluding dividend expense[4]	1.27
Net expenses[4,5]	1.37
Net expenses, excluding dividend expense[4,5]	1.27
Net investment income[4]	1.39
PORTFOLIO TURNOVER RATE[6]	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2008 (inception date) to June 30, 2008.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[6]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 85% for the period ended June 30, 2008.

See Notes to Financial Statements.

40	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Capital and Income Fund (the “Fund”), is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial futures contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of the portfolio securities because of the changes in stock market prices or interest rates, as a substitute for buying or selling securities, as a cash management technique, and to increase the Fund’s total return. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition,

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

42	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(e) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	43

Notes to financial statements (unaudited) continued

the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate

44	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(i) Short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed security. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	45

Notes to financial statements (unaudited) continued

assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(m) Stripped securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Distributions to shareholders. The fund generally makes monthly distributions, which may include a combination of net investment income and/or accumulated net realized capital gains that are otherwise required to be distributed. The fund may pay additional distributions and dividends at other

46	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

times if necessary to avoid federal taxes. Distributions are recorded on ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(p) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	47

Notes to financial statements (unaudited) continued

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$2,851,171,474	$1,941,203,408	$909,906,150	$61,916
Other Financial Instruments*	(957,787)	(190,791)	(766,996)	—
Total	$2,850,213,687	$1,941,012,617	$909,139,154	$61,916

*	Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs Level 3 were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of December 31, 2007	$150,528
Accrued premiums/discounts	4,588
Realized gain (loss)	1,145
Change in unrealized appreciation (depreciation)	(22,678)
Net purchases (sales)	(37,032)
Transfers in and/or out of Level 3	(34,635)
Balance as of June 30, 2008	$61,916

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management

48	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge and Western Asset 70% of the net management fee it receives from the Fund. This fee is divided between the subadvisers, on a pro-rata basis, based on the assets allocated to each subadviser, from time to time. Western Asset Limited does not receive any compensation from the Fund and is compensated by Western Asset for its services to the Fund.

During the six months ended June 30, 2008, the Fund was reimbursed for expenses in the amount of $77,252.

Legg Mason Investors Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $241,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$19,000	$162,000	$5,000

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	49

Notes to financial statements (unaudited) continued

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. As of June 30, 2008, the Fund had accrued $42,245 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$2,313,213,532	$58,995,227
Sales	2,709,318,249	164,000,379

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$173,137,900
Gross unrealized depreciation	(275,957,428)
Net unrealized depreciation	$(102,819,528)

At June 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
British Pound	28	3/09	$6,567,882	$6,536,163	$(31,719)
Eurodollar	41	9/08	9,984,668	9,949,675	(34,993)
Eurodollar	639	3/09	153,898,433	154,446,300	547,867
Federal Republic of Germany, 10 Year Bonds	217	9/08	38,061,081	37,782,840	(278,241)
U.S. Treasury 2-Year Notes	264	9/08	55,764,179	55,757,625	(6,554)
U.S. Treasury 5-Year Notes	1,124	9/08	124,760,081	124,263,469	(496,612)
U.S. Treasury 10-Year Notes	24	9/08	2,689,620	2,734,125	44,505
U.S. Treasury Bonds	126	9/08	14,499,857	14,564,813	64,956
Net Unrealized Loss on Open Futures Contracts					$(190,791)

50	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

During the six months ended June 30, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Options written, outstanding December 31, 2007	51,684	$14,745,050
Options written	29,234	5,718,987
Options closed	(77,505)	(19,699,075)
Options expired	(3,413)	(764,962)
Options written, outstanding June 30, 2008	—	—

At June 30, 2008, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the open contracts reflected in the accompanying financial statements were as follows:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Buy:
Japanese Yen	835,590,000	$8,112,524	8/5/08	$(227,829)
Contracts to Sell:
British Pound	2,784,000	5,456,640	8/5/08	(69,897)
Eurodollar	5,960,000	9,255,880	8/5/08	(111,976)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(409,702)

At June 30, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$3,419,000
Payments Received by Fund:	Fixed Rate, 4.400%
Payments Made by Fund:	Floating Rate, 3 Month LIBOR
Termination Date:	5/31/12
Unrealized Appreciation	$32,770
Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$2,900,000
Payments Received by Fund:	Floating Rate, 6 Month EURIBOR
Payments Made by Fund:	Fixed Rate, 4.466%
Termination Date:	4/11/18
Unrealized Appreciation	$200,692
Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$13,900,000
Payments Received by Fund:	Fixed Rate, 4.280%
Payments Made by Fund:	Floating Rate, 6 Month EURIBOR
Termination Date:	4/11/10
Unrealized Depreciation	$(377,698)

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	51

Notes to financial statements (unaudited) continued

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$2,200,000
Payments Received by Fund:	Floating Rate, 6 Month EURIBOR
Payments Made by Fund:	Fixed Rate, 4.440%
Termination Date:	4/14/18
Unrealized Appreciation	$159,209
Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$10,600,000
Payments Received by Fund:	Fixed Rate, 4.254%
Payments Made by Fund:	Floating Rate, 6 Month EURIBOR
Termination Date:	4/14/10
Unrealized Depreciation	$(295,690)
Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$1,900,000
Payments Received by Fund:	Fixed Rate, 4.441%
Payments Made by Fund:	Floating Rate, 6 Month EURIBOR
Termination Date:	5/12/10
Unrealized Depreciation	$(45,529)

At June 30, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$190,000
Payments Received by Fund:	Fixed Rate, 3.100%
Payments Made by Fund:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(81,599)
Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	AMBAC Assurance Corp.
Notional Amount:	$160,000
Payments Received by Fund:	Payment only if credit event occurs
Payments Made by Fund:	Fixed Rate, 3.600%
Termination Date:	12/20/12
Unrealized Appreciation	$65,530
Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	AMBAC Assurance Corp.
Notional Amount:	$100,000
Payments Received by Fund:	Payment only if credit event occurs
Payments Made by Fund:	Fixed Rate, 3.600%
Termination Date:	12/20/12
Unrealized Appreciation	$40,956

52	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Swap Counterparty:	Barclays Capital Inc.
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$130,000
Payments Received by Fund:	Fixed Rate, 3.050%
Payments Made by Fund:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(55,935)

At June 30, 2008, the Fund held TBA securities with a total cost of $5,955,500.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan each Fund pays a service fee with respect to its Class A, B, C and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.50%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$2,641,135	$906,150	$51,365
Class B	1,691,087	385,000	19,615
Class C	2,239,517	210,955	17,227
Class I	—	1,181	467
Class R*	84	5	0	†
Total	$6,571,823	$1,503,291	$88,674

*	For the period April 30 2008 (inception date) to June 30, 2008.

†	Amount represents less than $1.

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A	—	$34,776,617
Class B	—	5,856,395
Class C	—	5,134,713
Class I	—	128,908
Class R*	—	—
Total	—	$45,896,633

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	53

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Realized Gains:
Class A	$38,219,931	$254,660,161
Class B	8,218,647	58,335,712
Class C	8,143,326	57,181,823
Class I	106,282	861,208
Class R*	644	—
Total	$54,688,830	$371,038,904

*	For the period April 30 2008 (inception date) to June 30, 2008.

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	5,205,085	$78,850,899	13,828,546	$241,837,258
Shares issued on reinvestment	2,286,024	34,344,220	15,601,157	256,399,806
Shares repurchased	(13,693,243)	(206,727,597)	(23,999,573)	(420,703,490)
Shares issued with merger	—	—	3,574,604	60,381,532
Net increase (decrease)	(6,202,134)	$(93,532,478)	9,004,734	$137,915,106
Class B
Shares sold	1,279,255	$19,045,206	3,123,031	$54,189,193
Shares issued on reinvestment	497,350	7,371,146	3,468,238	56,391,385
Shares repurchased	(5,427,785)	(80,935,779)	(10,581,964)	(183,475,732)
Shares issued with merger	—	—	778,390	13,022,411
Net decrease	(3,651,180)	$(54,519,427)	(3,212,305)	$(59,872,743)
Class C
Shares sold	1,437,102	$21,441,531	2,948,408	$51,232,670
Shares issued on reinvestment	473,191	7,025,510	3,228,611	52,593,061
Shares repurchased	(5,148,702)	(76,774,638)	(7,796,760)	(135,716,053)
Shares issued with merger	—	—	3,233,677	54,228,164
Net increase (decrease)	(3,238,409)	$(48,307,597)	1,613,936	$22,337,842

54	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	104,931	$1,645,926	46,462	$833,719
Shares issued on reinvestment	6,479	99,202	53,115	886,677
Shares repurchased	(172,439)	(2,648,632)	(381,937)	(6,917,470)
Shares issued with merger	—	—	629,197	10,800,997
Net increase (decrease)	(61,029)	$(903,504)	346,837	$5,603,923
Class R*
Shares sold	6,588	$100,000	—	—
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	—	—
Net increase	6,588	$100,000	—	—

*	For the period April 30, 2008 (inception date) to June 30, 2008.

8. Transfer of net assets

On March 16, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Balanced Fund and the Legg Mason Balanced Trust (the “Acquired Funds”), pursuant to a plan of reorganization approved by Acquired Funds shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Balanced Fund and the Legg Mason Balanced Trust on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUNDS
Legg Mason Partners Balanced Fund	5,245,584	$88,380,952
Legg Mason Balanced Trust	2,970,284	50,052,152

As part of the reorganization, for each share they held, shareholders of Legg Mason Partners Balanced Fund Class A, Class B, Class C and Class O received 0.790040, 0.795103, 0.796557 and 0.787048 shares of the Fund’s Class A, Class B, Class C and Class I shares, respectively. Also, as part of the reorganization, for each share they held, shareholders of Legg Mason Balanced Trust Class FI, Primary Class and Institutional Class received 0.651559, 0.657772 and 0.637744 shares of the Fund’s Class A, Class C and Class I shares, respectively.

The total net assets of the Fund on the date of the transfer were $3,317,813,311.

The total net assets of the Legg Mason Partners Balanced Fund and the Legg Mason Balanced Trust before acquisition included unrealized appreciation of $11,812,566 and $7,297,173, respectively, accumulated net realized gain/(loss) of $12,886 and $(411), respectively and accumulated net investment loss of $20,756 and $0, respectively. Total net assets of the Fund immediately after the transfer were $3,456,246,415. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	55

Notes to financial statements (unaudited) continued

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the

56	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or subtransfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	57

Notes to financial statements (unaudited) continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

58	Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report

11. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Capital and Income Fund 2008 Semi-Annual Report	59

Legg Mason Partners Capital and Income Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

ClearBridge Advisors, LLC

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Capital and Income Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Capital and Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2169 8/08 SR08-633

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008